Employee Benefits - Summary of Employee Benefits Provision (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 1,590,756	₺ 844,540	₺ 673,878
Unused vacation provision	199,275	165,082
Total	₺ 1,790,031	₺ 1,009,622